Intangible Assets, net (Tables)	12 Months Ended
Dec. 31, 2015
Intangible Assets, net
Schedule of intangible assets, subject to amortization

Intangible assets as of December 31, 2015 and 2014 consist of:

	December 31, 2015
($ thousands)	Gross Carrying Amount	Accumulated Amortization	Net Book Value	Average Life (years)
Subject to amortization
Customer relationships	2,587,202	653,802	1,933,400	14.8
Computer software and game library	946,983	365,305	581,678	5.8
Developed technologies	213,840	67,746	146,094	5.1
Concessions and licenses	251,692	126,732	124,960	10.4
Trademarks	102,179	14,971	87,208	6.6
Sports and horse racing betting rights	119,400	107,506	11,894	6.5
Networks	15,051	10,504	4,547	3.0
Other	8,559	3,020	5,539	16.2

	4,244,906	1,349,586	2,895,320
Not subject to amortization
Trademarks	440,313	—	440,313

Total intangible assets, excluding goodwill	4,685,219	1,349,586	3,335,633

	December 31, 2014
($ thousands)	Gross Carrying Amount	Accumulated Amortization	Net Book Value	Average Life (years)
Subject to amortization
Customer relationships	875,411	506,675	368,736	14.8
Concessions and licenses	269,210	112,164	157,046	10.6
Computer software and game library	313,173	223,395	89,778	6.2
Sports and horse racing betting rights	132,901	103,481	29,420	6.5
Developed technologies	34,009	22,887	11,122	12.0
Networks	14,462	9,899	4,563	3.0
Trademarks	7,316	4,790	2,526	4.0
Other	8,558	2,489	6,069	16.2

	1,655,040	985,780	669,260
Not subject to amortization
Trademarks	117,061	—	117,061

Total intangible assets, excluding goodwill	1,772,101	985,780	786,321

Schedule of intangible assets, not subject to amortization

	December 31, 2015
($ thousands)	Gross Carrying Amount	Accumulated Amortization	Net Book Value	Average Life (years)
Subject to amortization
Customer relationships	2,587,202	653,802	1,933,400	14.8
Computer software and game library	946,983	365,305	581,678	5.8
Developed technologies	213,840	67,746	146,094	5.1
Concessions and licenses	251,692	126,732	124,960	10.4
Trademarks	102,179	14,971	87,208	6.6
Sports and horse racing betting rights	119,400	107,506	11,894	6.5
Networks	15,051	10,504	4,547	3.0
Other	8,559	3,020	5,539	16.2

	4,244,906	1,349,586	2,895,320
Not subject to amortization
Trademarks	440,313	—	440,313

Total intangible assets, excluding goodwill	4,685,219	1,349,586	3,335,633

	December 31, 2014
($ thousands)	Gross Carrying Amount	Accumulated Amortization	Net Book Value	Average Life (years)
Subject to amortization
Customer relationships	875,411	506,675	368,736	14.8
Concessions and licenses	269,210	112,164	157,046	10.6
Computer software and game library	313,173	223,395	89,778	6.2
Sports and horse racing betting rights	132,901	103,481	29,420	6.5
Developed technologies	34,009	22,887	11,122	12.0
Networks	14,462	9,899	4,563	3.0
Trademarks	7,316	4,790	2,526	4.0
Other	8,558	2,489	6,069	16.2

	1,655,040	985,780	669,260
Not subject to amortization
Trademarks	117,061	—	117,061

Total intangible assets, excluding goodwill	1,772,101	985,780	786,321

Schedule of expected amortization expense on intangible assets

Amortization expense on intangible assets for the next five years is expected to be as follows ($ thousands):

Year	Amount
2016	514,495
2017	394,083
2018	265,384
2019	253,363
2020	226,022

Total	1,653,347